CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2025
Biokine Therapeutics Ltd [Member]
Disclosure of contingent liabilities [line items]
Lawsuit claim amount	$ 6.5	$ 7.2